Borrowings	12 Months Ended
Mar. 31, 2014
Borrowings
Borrowings

13. Borrowings:

Short-term and long-term borrowings of Nomura as of March 31, 2013 and 2014 are shown below.

	Millions of yen
	March 31
	2013	2014
Short-term borrowings(1):
Commercial paper	¥296,656	¥246,866
Bank borrowings	344,983	303,583
Other	96,806	51,682

Total	¥738,445	¥602,131

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,631,019	¥2,787,729
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,303,757	1,432,388
Non-Japanese yen denominated	1,079,275	1,340,495
Floating-rate obligations:
Japanese yen denominated	390,261	324,279
Non-Japanese yen denominated	69,286	85,805
Index / Equity-linked obligations:
Japanese yen denominated	1,296,966	1,367,051
Non-Japanese yen denominated	644,414	707,754

	4,783,959	5,257,772

Subtotal	7,414,978	8,045,501

Trading balances of secured borrowings	177,390	181,562

Total	¥7,592,368	¥8,227,063

(1)	Includes secured borrowings of ¥13,779 million as of March 31, 2013 and ¥10,715 million as of March 31, 2014.
(2)	Includes secured borrowings of ¥3,039 million as of March 31, 2013 and ¥139,270 million as of March 31, 2014.
(3)	Includes secured borrowings of ¥458,342 million as of March 31, 2013 and ¥423,994 million as of March 31, 2014.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2013	2014
Debt issued by the Company	¥3,509,117	¥3,823,410
Debt issued by subsidiaries—guaranteed by the Company	2,207,268	2,372,412
Debt issued by subsidiaries—not guaranteed by the Company(1)	1,875,983	2,031,241

Total	¥7,592,368	¥8,227,063

(1)	Includes trading balances of secured borrowings.

As of March 31, 2013, fixed-rate long-term borrowings mature between 2013 and 2042 at interest rates ranging from 0.00% to 11.00%. Floating-rate obligations, which are generally based on LIBOR, mature between 2013 and 2052 at interest rates ranging from 0.00% to 5.29%. Index / Equity-linked obligations mature between 2013 and 2043 at interest rates ranging from 0.00% to 42.50%.

As of March 31, 2014, fixed-rate long-term borrowings mature between 2014 and 2043 at interest rates ranging from 0.00% to 12.66%. Floating-rate obligations, which are generally based on LIBOR, mature between 2014 and 2052 at interest rates ranging from 0.00% to 6.18%. Index / Equity-linked obligations mature between 2014 and 2044 at interest rates ranging from 0.00% to 28.50%.

Certain borrowing agreements of subsidiaries contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2013 and 2014.

	March 31
	2013	2014
Short-term borrowings	0.61%	0.40%
Long-term borrowings	1.71%	1.69%
Fixed-rate obligations	2.39%	2.34%
Floating-rate obligations	0.91%	0.86%
Index / Equity-linked obligations	1.72%	1.72%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2014:

Year ending March 31	Millions of yen
2015	¥1,435,789
2016	1,123,769
2017	894,524
2018	847,564
2019	1,015,285
2020 and thereafter	2,728,570

Subtotal	8,045,501

Trading balances of secured borrowings	181,562

Total	¥8,227,063

Borrowing facilities

As of March 31, 2013 and 2014, Nomura had unutilized borrowing facilities of ¥77,935 million and ¥65,000 million, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings. Nomura has structured facilities to ensure that the maturity dates of these facilities are distributed evenly throughout the year in order to prevent excessive maturities of facilities in any given period. These facilities are subject to customary lending conditions and covenants.

Subordinated borrowings

As of March 31, 2013 and 2014, subordinated borrowings were ¥562,137 million and ¥509,210 million, respectively.